INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	As of
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Cost	$3,332	$3,527
Accumulated amortization	(645)	(579)
Total	$2,687	$2,948
The following table presents the change in the cost balance of intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Cost at beginning of the year	$3,527	$4,479
Additions, net of disposals	38	35
Non cash additions	5	—
Foreign currency translation	(238)	(987)
Cost at end of year	$3,332	$3,527

The following table presents the accumulated amortization for our company’s intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Accumulated amortization at beginning of year	$(579)	$(543)
Amortization	(108)	(152)
Foreign currency translation	42	116
Accumulated amortization at end of year	$(645)	$(579)

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Brazilian regulated gas transmission operation	$2,645	$2,903
U.K. regulated distribution operation	42	45
Total	$2,687	$2,948
Goodwill is allocated to the following cash generating units or group of cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
U.K. regulated distribution operation	$33	$38
Brazilian regulated gas transmission operation	456	490
Total	$489	$528